Commitments and Contingencies	9 Months Ended
Sep. 30, 2023
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 8 - Commitments and Contingencies

As disclosed and discussed and Note 1, above, the Merger Agreement was amended on July 14, 2023. Pursuant to the Amendment, the parties agreed, among other things, that the Company would fund one-half of the additional payment into trust (i.e., $0.015 per share by the Company) that SGII intends to make in connection with an extension to the date by which SGII must complete a business combination. If the Company fails to make any such contribution that is subsequently funded by SGII (each, a “Contribution Shortfall”), then the Company shall issue to SGII’s sponsor a number of shares with value equal to two times the amount of all Contribution Shortfalls either (a) if the transactions under the Merger Agreement close, of the post-business combination company; or, (b) if the transactions under the Merger Agreement do not close, of the Company. As of September 30, 2023, the Company owed Seaport Global SPAC II, LLC (which is referred to as the “Sponsor” under the Merger Agreement) $101,662 for extension payments.